Investment in joint venture - Summary of inventories held by AGM of joint venture (Details) - Asanko Gold Mine (AGM) [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Gold dore on hand	$ 2,804	$ 0
Gold-in-process	1,726	5,325
Ore stockpiles	58,641	55,698
Materials and spare parts	18,679	17,004
Total inventories	81,850	78,027
Less non-current inventories: Ore stockpiles	(31,882)	(9,886)
Total current inventories	$ 49,968	$ 68,141